Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Financial assets
Interest-bearing deposits with banks	$ 65,970	$ 66,020
Securities
Trading	189,137	183,300
Investment, net of applicable allowance	303,360	256,618
Securities	492,497	439,918
Assets purchased under reverse repurchase agreements and securities borrowed	301,927	350,803
Loans, net of applicable allowance
Loans, net	1,007,306	981,380
Other
Derivatives	188,211	150,612
Deposits
Personal	519,172	522,139
Business and government	893,573	839,670
Bank	34,041	47,722
Deposits	1,446,786	1,409,531
Other
Obligations related to securities sold short	46,823	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	281,326	305,321
Derivatives	194,344	163,763
Subordinated debentures	13,745	13,546
Financial assets classified as FVTPL [member]
Securities
Trading	183,776	182,346
Securities	183,776	182,346
Assets purchased under reverse repurchase agreements and securities borrowed	226,379	284,311
Loans, net of applicable allowance
Retail	910	915
Wholesale	7,006	6,177
Loans, net	7,916	7,092
Other
Derivatives	188,211	150,612
Other assets	12,686	11,770
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	56,275	53,996
Securities
Trading	5,361	954
Securities	5,361	954
Loans, net of applicable allowance
Wholesale	2,807	2,030
Loans, net	2,807	2,030
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	201,580	155,118
Securities	201,580	155,118
Loans, net of applicable allowance
Retail	461	580
Wholesale	709	1,003
Loans, net	1,170	1,583
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,360	1,242
Securities	1,360	1,242
Financial liabilities classified as FVTPL [member]
Deposits
Personal	557	508
Business and government	210	191
Deposits	767	699
Other
Obligations related to securities sold short	46,823	35,286
Derivatives	194,344	163,763
Other liabilities	556	(1,407)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	33,593	33,799
Business and government	167,383	156,238
Bank	2,920	10,530
Deposits	203,896	200,567
Other
Obligations related to assets sold under repurchase agreements and securities loaned	240,561	270,663
Other liabilities	16,990
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,695	12,024
Securities
Investment, net of applicable allowance	97,703	96,336
Securities	97,703	96,336
Assets purchased under reverse repurchase agreements and securities borrowed	75,538	66,492
Loans, net of applicable allowance
Retail	630,062	619,320
Wholesale	362,888	345,561
Loans, net	992,950	964,881
Other
Other assets	56,636	50,093
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	487,618	490,170
Business and government	727,418	684,748
Bank	31,137	37,183
Deposits	1,246,173	1,212,101
Other
Obligations related to assets sold under repurchase agreements and securities loaned	40,765	34,658
Other liabilities	60,466	69,850
Subordinated debentures	13,788	13,602
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	65,970	66,020
Securities
Trading	189,137	183,300
Investment, net of applicable allowance	303,360	256,618
Securities	492,497	439,918
Assets purchased under reverse repurchase agreements and securities borrowed	301,927	350,803
Loans, net of applicable allowance
Retail	631,442	623,593
Wholesale	375,864	357,787
Loans, net	1,007,306	981,380
Other
Derivatives	188,211	150,612
Other assets	69,322	61,863
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,695	12,024
Securities
Investment, net of applicable allowance	100,420	100,258
Securities	100,420	100,258
Assets purchased under reverse repurchase agreements and securities borrowed	75,548	66,492
Loans, net of applicable allowance
Retail	630,071	622,098
Wholesale	365,342	348,577
Loans, net	995,413	970,675
Other
Other assets	56,636	50,093
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	65,970	66,020
Securities
Trading	189,137	183,300
Investment, net of applicable allowance	300,643	252,696
Securities	489,780	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	301,917	350,803
Loans, net of applicable allowance
Retail	631,433	620,815
Wholesale	373,410	354,771
Loans, net	1,004,843	975,586
Other
Derivatives	188,211	150,612
Other assets	69,322	61,863
Financial liabilities at carrying amount [member]
Deposits
Personal	519,172	522,139
Business and government	893,573	839,670
Bank	34,041	47,722
Deposits	1,446,786	1,409,531
Other
Obligations related to securities sold short	46,823	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	281,326	305,321
Derivatives	194,344	163,763
Other liabilities	78,006	68,190
Subordinated debentures	13,745	13,546
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	485,022	487,832
Business and government	725,980	683,241
Bank	31,121	37,192
Deposits	1,242,123	1,208,265
Other
Obligations related to assets sold under repurchase agreements and securities loaned	40,765	34,658
Other liabilities	60,460	69,597
Subordinated debentures	13,745	13,546
Financial liabilities at fair value [member]
Deposits
Personal	521,768	524,477
Business and government	895,011	841,177
Bank	34,057	47,713
Deposits	1,450,836	1,413,367
Other
Obligations related to securities sold short	46,823	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	281,326	305,321
Derivatives	194,344	163,763
Other liabilities	78,012	68,443
Subordinated debentures	$ 13,788	$ 13,602